As filed with the Securities and Exchange Commission on May 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-00994

RMB Investors Trust
  (Exact name of registrant as specified in charter)

115 South LaSalle Street, 34th Floor
Chicago, IL 60603
  (Address of principal executive offices) (Zip code)

Walter H. Clark
115 South LaSalle Street, 34th Floor
Chicago, IL 60603
  (Name and address of agent for service)

(800) 462-2392
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

RMB International Small Cap Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 84.0%
	Australia - 3.8%
140,287	Nanosonics Ltd. (a)	$276,911
91,406	Scottish Pacific Group Ltd.	227,462
		504,373

	Canada - 1.7%
12,093	ShawCor Ltd.	229,029

	France - 4.4%
8,328	Criteo S.A. - ADR (a)	215,196
4,488	Ingenico Group S.A.	363,806
		579,002

	Germany - 2.4%
3,043	CANCOM SE	313,208

	Hong Kong - 3.0%
60,000	Johnson Electric Holdings Ltd.	225,149
434,800	Pico Far East Holdings Ltd.	166,205
		391,354

	Japan - 27.4%
10,300	Aeon Delight Co. Ltd.	369,775
12,300	Asante, Inc.	233,273
5,800	CyberAgent, Inc.	296,527
12,400	Daiseki Co. Ltd.	340,751
8,500	DIC Corp.	281,989
10,000	Dip Corp.	312,016
13,200	Doshisha Co. Ltd.	300,211
17,000	Gurunavi, Inc.	234,218
8,700	Mandom Corp.	300,479
14,400	NGK Spark Plug Co. Ltd.	342,255
4,700	PeptiDream, Inc. (a)	253,982
13,300	Transcosmos, Inc.	343,234
		3,608,710

	New Zealand - 1.3%
133,318	Skellerup Holdings Ltd.	175,355

	Norway - 7.9%
1,043,662	Axactor AB (a)	344,834
17,002	Kongsberg Gruppen ASA	410,367
25,527	Norwegian Finans Holding ASA (a)	286,571
		1,041,772

	Spain - 1.7%
35,056	Talgo S.A.	226,457

	Sweden - 3.2%
39,990	Elekta AB - Series B	426,538

	Switzerland - 2.5%
8,194	Luxoft Holding, Inc. (a)	335,544

	United Kingdom - 24.7%
16,667	Avon Rubber PLC	296,974
5,193	Clarkson PLC	220,030
82,193	Devro PLC	226,020
14,630	Go-Ahead Group PLC	360,023
30,516	Indivior PLC (a)	174,509
124,132	ITE Group PLC	272,033
201,964	Just Group PLC	385,929
179,756	Mitie Group PLC	400,994
44,877	On the Beach Group PLC	336,848
335,892	Vectura Group PLC (a)	365,931
81,389	Volution Group PLC	224,380
		3,263,671

	TOTAL COMMON STOCKS
	(Cost $11,291,630)	$11,095,013

	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET - 5.7%
591,822	First American Government Obligations Fund, Class X - 1.55% (b)	591,821
159,127	First American Treasury Obligations Fund, Class X - 1.56% (b)	159,127
		750,948

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $750,948)	750,948
	TOTAL INVESTMENTS - 89.7%
	(Cost $12,042,578)	$11,845,961
	Other Assets in Excess of Liabilities - 10.3%	1,354,783
	TOTAL NET ASSETS - 100.0%	$13,200,744

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

On March 30, 2018, US and certain other financial markets were closed, while some foreign markets were open. Price changes of securities in those foreign markets were immaterial to the Fund. The Funds' securities were valued at the official closing price on the primary market or exchange on which the securities trade on 03/29/18 to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$12,042,578
Gross unrealized appreciation	502,054
Gross unrealized depreciation	(698,671)
Net unrealized appreciation	$(196,617)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

RMB International Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.6%
	Canada - 1.0%
12,523	Open Text Corp.	$435,659

	Finland - 4.7%
179,013	Nokia OYJ	987,896
31,030	UPM-Kymmene OYJ	1,149,246
		2,137,142

	France - 12.5%
33,067	AXA S.A.	878,846
35,872	Elis S.A.	887,189
19,754	Ingenico Group S.A.	1,601,301
16,119	Publicis Groupe S.A.	1,122,188
9,267	Thales S.A.	1,128,172
		5,617,696

	Germany - 11.0%
9,197	CANCOM SE	946,622
23,250	Fresenius SE & Co. KGaA	1,775,412
11,380	HeidelbergCement AG	1,117,122
10,119	LEG Immobilien AG	1,137,268
		4,976,424

	Hong Kong - 2.4%
283,400	Johnson Electric Holdings Ltd.	1,063,452

	Ireland - 9.5%
104,940	Bank of Ireland Group PLC (a)	918,068
117,453	Glanbia PLC	2,023,283
10,714	Ryanair Holdings PLC - ADR (a)	1,316,215
		4,257,566

	Japan - 27.7%
33,400	Aeon Delight Co. Ltd.	1,199,079
24,000	CyberAgent, Inc.	1,227,010
38,900	Daiseki Co. Ltd.	1,068,969
32,000	DIC Corp.	1,061,604
26,200	Mandom Corp.	904,892
54,400	NGK Spark Plug Co. Ltd.	1,292,962
22,900	Olympus Corp.	865,166
74,800	ORIX Corp.	1,320,538
31,300	Seven & i Holdings Co. Ltd.	1,333,129
28,000	Sompo Holdings, Inc.	1,116,000
230,200	Yahoo Japan Corp.	1,068,735
		12,458,084

	Netherlands - 2.4%
33,398	QIAGEN N.V. (a)	1,079,089

	Norway - 4.9%
3,278,955	Axactor AB (a)	1,083,392
47,154	Kongsberg Gruppen ASA	1,138,125
		2,221,517

	Sweden - 8.9%
7,306	Autoliv, Inc.	1,066,238
172,451	Elekta AB - Series B	1,839,384
53,252	SKF AB - Series B	1,087,387
		3,993,009

	Switzerland - 2.3%
25,766	Luxoft Holding, Inc. (a)	1,055,118

	United Kingdom - 9.3%
30,735	Compass Group PLC	627,628
157,785	Indivior PLC (a)	902,312
626,114	Mitie Group PLC	1,396,712
169,334	On the Beach Group PLC	1,271,027
		4,197,679

	TOTAL COMMON STOCKS
	(Cost $44,671,062)	$43,492,435

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET - 2.0%
887,791	First American Government Obligations Fund, Class X - 1.55% (b)	887,791
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $887,791)	887,791
	TOTAL INVESTMENTS - 98.6%
	(Cost $45,558,853)	$44,380,226
	Other Assets in Excess of Liabilities - 1.4%	649,566
	TOTAL NET ASSETS - 100.0%	$45,029,792

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

On March 30, 2018, US and certain other financial markets were closed, while some foreign markets were open. Price changes of securities in those foreign markets were immaterial to the Fund. The Funds' securities were valued at the official closing price on the primary market or exchange on which the securities trade on 03/29/18 to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$45,558,853
Gross unrealized appreciation	1,523,218
Gross unrealized depreciation	(2,701,845)
Net unrealized appreciation	$(1,178,627)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

RMB Japan Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 91.4%
	Japan - 91.4%
10,907	Ajinomoto Co., Inc.	$196,655
12,350	Alps Electric Co. Ltd.	300,611
32,100	Daicel Corp.	348,137
10,844	Dai-ichi Life Holdings, Inc.	198,220
9,065	DIC Corp.	300,733
6,828	Dip Corp.	213,044
50,138	Fujitsu Ltd.	301,097
105	Fukuoka REIT Corp.	163,907
14,309	Goldcrest Co. Ltd.	302,976
44,153	Gree, Inc.	252,291
5,800	HIS Co. Ltd.	209,313
27,558	Hitachi Ltd.	197,636
230	Japan Hotel REIT Investment Corp.	162,549
16,411	Japan Post Holdings Co. Ltd.	198,187
14,943	JFE Holdings, Inc.	297,371
4,129	KH Neochem Co. Ltd.	118,742
2,100	KYB Corp.	97,199
10,511	Maxell Holdings Ltd.	198,850
15,300	Mazda Motor Corp.	202,672
12,556	Mitsubishi Electric Corp.	200,544
30,407	Mitsubishi UFJ Financial Group, Inc.	198,979
8,463	Mitsui Fudosan Co. Ltd.	201,384
7,901	Mitsui Mining & Smelting Co. Ltd.	344,539
6,470	MS&AD Insurance Group Holdings, Inc.	199,200
78,851	Nippon Suisan Kaisha Ltd.	406,834
6,874	OPT Holding, Inc.	106,981
11,339	ORIX Corp.	200,182
33,418	Rakuten, Inc.	274,115
8,200	Recruit Holdings Co. Ltd.	202,216
4,742	Seven & i Holdings Co. Ltd.	201,971
1,959	Shin-Etsu Chemical Co. Ltd.	200,217
5,151	SoftBank Group Corp.	377,884
4,128	Sony Corp.	198,243
36,728	Takuma Co. Ltd.	398,673
2,303	Toei Co. Ltd.	243,708
4,428	Tokio Marine Holdings, Inc.	198,626
13,380	Tokyo Tatemono Co. Ltd.	200,565
12,470	Tokyu Corp.	194,893
42,910	Toppan Printing Co. Ltd.	348,426
14,970	Toyo Tire & Rubber Co. Ltd.	253,240
16,310	TV Asahi Holdings Corp.	356,689
		9,768,299

	TOTAL COMMON STOCKS
	(Cost $10,181,283)	$9,768,299

	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET - 4.4%
467,428	First American Government Obligations Fund, Class X - 1.55% (a)	467,428
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $467,428)	467,428
	TOTAL INVESTMENTS - 95.8%
	(Cost $10,648,711)	$10,235,727
	Other Assets in Excess of Liabilities - 4.2%	446,495
	TOTAL NET ASSETS - 100.0%	$10,682,222

(a) Rate quoted is seven-day yield at period end.

On March 30, 2018, US and certain other financial markets were closed, while some foreign markets were open. Price changes of securities in those foreign markets were immaterial to the Fund. The Funds' securities were valued at the official closing price on the primary market or exchange on which the securities trade on 03/29/18 to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$10,648,711
Gross unrealized appreciation	139,559
Gross unrealized depreciation	(552,543)
Net unrealized appreciation	$(412,984)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust's registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB's Valuation Committee in conformity with the fair valuation provisions below. Equity Securities, Warrants, Exchange Trading Funds (''ETFs''), and American Depository Receipts (''ADRs'') Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ''NOCP.'' The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades. Foreign Equity Securities Traded on Foreign Exchanges. The market value shall be the last reported sale price in the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary exchange. The Board has approved the use of a third-party vendor's proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund's NAV. Such trades may have the effect of reducing the value of existing shareholders' investments. The Trust's use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Trust's process may not be effective in preventing short-term NAV arbitrage trading.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as ''inputs'') used to value the asset or liability. These standards state that ''observable inputs'' reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. ''Unobservable inputs'' reflect the Funds' own assumptions about the inputs market participants would use to value the asset or liability. Various inputs are used in determining the value of each Fund's investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 — Unadjusted quoted prices in active markets for identical securities to which Funds have access at the date of measurement.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices).

Level 3 — Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds' own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of
March 31, 2018. The Funds' policy is to recognize transfers between Level 1, Level 2, and Level 3 as of the beginning of the fiscal year. There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period. These assets are measured on a recurring basis.

RMB International Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$11,095,013	$-	$-	$11,095,013
Total Equity	11,095,013	-	-	11,095,013
Short-Term Investments	750,948	-	-	750,948
Total Investments in Securities	$11,845,961	$-	$-	$11,845,961

RMB International Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$43,492,435	$-	$-	$43,492,435
Total Equity	43,492,435	-	-	43,492,435
Short-Term Investments	887,791	-	-	887,791
Total Investments in Securities	$44,380,226	$-	$-	$44,380,226

RMB Japan Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$9,768,299	$-	$-	$9,768,299
Total Equity	9,768,299	-	-	9,768,299
Short-Term Investments	467,428	-	-	467,428
Total Investments in Securities	$10,235,727	$-	$-	$10,235,727

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMB Investors Trust

By /s/ Walter H. Clark
      Walter H. Clark, President

Date                      May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Walter H. Clark
      Walter H. Clark, President

Date                           May 29, 2018

By /s/ Maher Harb
      Maher Harb, Chief Financial Officer and Treasurer

Date                               May 29, 2018